Debt - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of discount and issuance costs	$ 35,067	$ 0
Convertible Debt
Debt Instrument [Line Items]
Amortization of discount and issuance costs	$ 37,100
Effective Interest Rate	35.83%
Contractually Stated Interest Expense	$ 1,300